Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 3,491	$ 114	$ 3,616
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	273		459
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	3,084		3,030
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 134		$ 127